Note 1 - Nature of Operations (Details Textual)			12 Months Ended
	May 22, 2022	Apr. 01, 2022	Dec. 31, 2025
Dolly Varden [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate	35.30%		12.26%
Universal Mineral Services (UMS) [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate		25.00%	25.00%